Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Subject to Possible Redemption	The Class A ordinary shares subject to possible redemption reflected on the accompanying balance sheets are reconciled on the following table:
Class A ordinary shares subject to possible redemption as of December 31, 2022	$262,860,151
Less:
Redemption of ordinary shares	(263,572,019)
Plus:
Increase in redemption value of Class A ordinary shares subject to possible redemption	1,660,450
Class A ordinary shares subject to possible redemption as of December 31, 2023	$948,582
Plus:
Increase in redemption value of Class A ordinary shares subject to possible redemption	13,640
Class A ordinary shares subject to possible redemption as of March 31, 2024	$962,222

Schedule of Basic and Diluted Net Loss Per Share For Each Class of Ordinary Shares	The tables below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of ordinary shares:
	For the Three Months Ended March 31,
	2024		2023
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per ordinary share:
Numerator:
Allocation of net (loss) income	$(3,404)	$(264,107)	$950,290	$402,303
Denominator:
Basic and diluted weighted average ordinary shares outstanding	81,520	6,325,000	14,940,427	6,325,000

Basic and diluted net (loss) income per ordinary share	$(0.04)	$(0.04)	$0.06	$0.06